As filed with the Securities and Exchange Commission on April 13, 2006
File No. 2-81956
811-3627
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N - 1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 30     X

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Post-Effective Amendment No. 30     X

Greenspring Fund, Incorporated
(Exact Name of Registrant as Specified in Charter)

2330 West Joppa Road, Suite 110
Lutherville, Maryland 21093-4641
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code (410) 823-5353

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, Maryland 21093-4641
(Name and address of Agent for Service)

Copies To:
R. Darrell Mounts
Kirkpatrick & Lockhart Nicholson Graham LLP
1601 K Street, NW
Second Floor
Washington, DC 20006-1600
(202)778-9298

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date.

It is proposed that this filing will become effective (check appropriate line)

[ ]	immediately upon filing pursuant to paragraph (b).
[X]	on April 30, 2006 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 29 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 22, 2006 and pursuant to Rule 485(a)(1) would become effective on April 23, 2005.

This Post-Effective Amendment No. 30 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 30, 2006 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 30 incorporates by reference the information contained in Parts A, B and C of the Amendment.

 Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Greenspring Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the County of Baltimore and State of Maryland on the 13th day of April, 2006.

Greenspring Fund, Incorporated

By: /s/ Charles vK. Carlson
Charles vK. Carlson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on April 13, 2006.

Signature	Title

/s/ Charles vK. Carlson Charles vK. Carlson	President, Chief Executive Officer and Chairman of the Board

/s/ William E. Carlson William E. Carlson	Director

/s/ David T. Fu David T. Fu	Director

/s/ Sean T. Furlong Sean T. Furlong	Director

/s/ Michael J. Fusting Michael J. Fusting	Chief Financial Officer, Sr. Vice President and Director

/s/ Michael T. Godack Michael T. Godack	Sr. Vice President and Director

/s/ Richard Hynson, Jr. Richard Hynson, Jr.	Director

/s/ Michael P. O'Boyle Michael P. O’Boyle	Director